ACCRUED EXPENSES AND OTHER	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER
NOTE 9 -          ACCRUED EXPENSES AND OTHER

Accrued expenses and other is composed of the following:

	December 31,
	2025	2024

Accrued payroll and employees’ benefits	$5,969	$6,292
Contract liabilities*	5,900	6,928
Accrued royalties	3,151	3,097
Accrued expenses	948	1,288
Warranty provision	378	353
Other	950	636

	$17,296	$18,594

* Contract liabilities primarily included advance payments from customers expected to be recognized within a year. For the years ended December 31, 2025 and 2024, $3,153 and $4,209, respectively, of the recognized revenue was included in deferred revenue at the beginning of the periods.